UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09-30-09

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         11-10-09
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:  $   94,279
                                         -----------
                                         (thousands)

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 sec
                                                          September 30, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     1522    45300 SH       Sole                    45300
Berkshire Hthwy Cl B           COM              084670207    18024     5424 SH       Sole                     5424
CANADIAN NATURAL RESOURCES LTD COM              136385101     6613    98425 SH       Sole                    98425
Chesapeake Energy              COM              165167107     4807   169250 SH       Sole                   169250
Concur Technologies            COM              206708109     2386    60000 SH       Sole                    60000
Dish Network Cl A              COM              25470m109     2445   126930 SH       Sole                   126930
Enstar Group                   COM              g3075p101     1401    22500 SH       Sole                    22500
Expeditors Intl                COM              302130109     3765   107125 SH       Sole                   107125
Fastenal                       COM              311900104     5475   141475 SH       Sole                   141475
Fortescue Metal Group          COM              q39360104     1685   500000 SH       Sole                   500000
Freeport McMoran Copper        COM                             310     4522 SH       Sole                     4522
Goldman Sachs                  COM              38141g104      369     2000 SH       Sole                     2000
Homefed Corp                   COM              43739d307     2877   122427 SH       Sole                   122427
Idexx Labs                     COM              45168d104     7709   154185 SH       Sole                   154185
Imperial Metals Corp           COM              452892102     2305   500000 SH       Sole                   500000
J.P. Morgan Chase              COM              46625H100      307     7000 SH       Sole                     7000
Johnson & Johnson              COM              478160104     3181    52243 SH       Sole                    52243
Leucadia National              COM              527288104     5951   240750 SH       Sole                   240750
Morningstar                    COM              617700109     1141    23500 SH       Sole                    23500
O REILLY AUTOMOTIVE INC        COM              686091109      903    25000 SH       Sole                    25000
Occidental Petroleum Corp      COM                             246     3136 SH       Sole                     3136
Penn Ntl Gaming                COM              707569109     5070   183300 SH       Sole                   183300
Strayer Education              COM              863236105     3250    14930 SH       Sole                    14930
Target                         COM              87612e106     1689    36190 SH       Sole                    36190
Walgreen                       COM              931422109     4599   122750 SH       Sole                   122750
Wells Fargo                    COM              949746101     6247   221675 SH       Sole                   221675
REPORT SUMMARY                 26 DATA RECORDS               94279            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED